Jun. 18, 2024
FT Vest Nasdaq-100 Buffer ETF - March

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, the Average Annual Total Return table in the section entitled “Annual Total Return” is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2023

	1 Year	Since Inception	Inception Date
Return Before Taxes	34.77%	9.16%	3/19/2021
Return After Taxes on Distributions	34.77%	9.16%
Return After Taxes on Distributions and Sale of Fund Shares	20.59%	7.10%
Nasdaq-100 Index® (reflects no deduction for fees, expenses or taxes)	55.13%	11.02%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	9.05%